Convertible loan notes (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Interest-bearing Loans and Borrowings

	December 31,
	2021	2020
	£’000s	£’000s
Novartis Loan Note	3,771	3,196
Loan Notes – private placement	10,613	12,946

Total	14,384	16,142

Current	—	—
Non-current	14,384	16,142

Disclosure of movements in the carrying value of the liability component of the loan notes
The movements in the carrying value of the liability component of the Loan Notes is included in the table below. Refer to Note 22 for details of Loan Notes converted to equity.

	Year ended December 31,
	2021	2020
	£’000s	£’000s
January 1	12,946	—
Issued	—	24,417
Interest charge	2,974	1,803
Converted to equity	(5,307)	(13,274)

December 31	10,613	12,946

Disclosure of movements in the carrying value of the embedded derivative

Year ended December 31,
2020
£’000s
January 1	—
Arising during the year	11,913
Change in fair value	63,158
Reclassified to equity	(75,071)

December 31	—

Disclosure of the inputs into the model used to fair value the embedded derivative

	December 31, 2020	June 30, 2020	June 3, 2020
Expected volatility	—	61	61
Risk-free interest rate (%)	—	0.19	0.27
Credit spread %	—	1.86	2.01
Expected life	—	3	3
Market price of ordinary shares (£)	—	0.46	0.19
Probability of resolutions passing (%)	—	100	90
Models used	—	Discounted cash flow/Black-Scholes model	Discounted cash flow/Black-Scholes model